INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Entity Listings [Line Items]
Schedule of net operating loss carry forwards

Country	NOL Carryforwards	Expiry Terms
U.K.	$256,666	Does not expire
U.S.	182,531	Expires in up to 17 years
U.S.	15,425	Does not expire
Australia	5,220	Does not expire
Israel	254,288	Does not expire
Finland	858	Expires in up to 7 years
Other	1,999	Expires in up to 5 years

Schedule of company’s deferred tax assets

December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$29,754
Federal Net Operating loss	12,810
Total deferred tax asset	42,564
Valuation allowance	(42,564)
Deferred tax asset, net of allowance	$—

Schedule of reconciliation of income taxes

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Permanent Book/Tax Differences	(22.0)%
Change in valuation allowance	(1.0)%
Income tax provision	—%

The Company files income tax returns in the U.S. federal jurisdiction in Florida and is subject to examination by the various taxing authorities.

Airspan [Member]
Entity Listings [Line Items]
Schedule of company’s deferred tax assets

	Years Ended December 31,
	2020	2019	2018
Net operating loss carryforwards	$145,355	$143,439	$128,823
Fixed assets	2,539	2,830	2,507
R&D Amortization	6,393	7,296	6,348
Accruals and reserves	8,238	1,096	1,094
R&D and Other Credits	4,191	—	—
Share-based compensation	2,306	1,742	1,678
Total deferred tax assets	169,022	156,403	140,450
Intangible assets	(1,395)	(2,158)	(2,600)
Total deferred tax liabilities	(1,395)	(2,158)	(2,600)
Valuation allowance	(167,627)	(154,245)	(137,850)
Total deferred tax assets, net	$—	$—	$—

Schedule of reconciliation of income taxes

	Years Ended December 31,
	2020	2019	2018
Expected income tax benefit at U.S. rates	$5,549	$12,361	$8,695
Difference between U.S. rate and rates applicable to subsidiaries in other jurisdictions	(301)	(930)	(549)
Expenditures not deductible for tax purposes	(43)	(136)	(761)
Acquired net operating losses (a)	—	—	25,028
Tax rate changes outside the U.S.	—	5,368	—
Expiry of foreign taxable losses	6,218	—	(363)
Other	502	(742)	(2,072)
Valuation allowance on tax benefits	(13,385)	(16,395)	(30,422)
UK R&D tax credits	2,242	—	696
Income tax benefit (expense)	$782	$(474)	$252